Stock Based Compensation	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation
Deferred Stock Awards

Piedmont has granted deferred stock awards in the form of restricted stock to its employees. The awards are determined by the Compensation Committee of the board of directors of Piedmont on an annual basis and typically vest over a three-year period beginning on the grant date. In addition, Piedmont has adopted a multi-year performance share program for certain of its employees. Restricted shares are earned based on the relative performance of Piedmont's total stockholder return as compared with a predetermined peer group's total stockholder return over a three-year period. Typically, shares are not awarded until after the end of the third year in the performance period and vest immediately upon award; however, the inaugural performance share program, which covers the fiscal 2010-2012 performance period, contains three interim performance periods whereby shares may be awarded.

A rollforward of Piedmont's deferred stock award activity for the three months ended March 31, 2013 is as follows:

	Unvested Deferred Stock Awards as of January 1, 2013	Deferred Stock Awards Granted During Three Months Ended March 31, 2013	Adjustment to Estimated Future Grants of Performance Share Awards During Three Months Ended March 31, 2013	Deferred Stock Awards Vested During Three Months Ended March 31, 2013	Deferred Stock Awards Forfeited During Three Months Ended March 31, 2013	Unvested Deferred Stock Awards as of March 31, 2013
Shares	318,893	—	50,155	—	(456)	368,592
Weighted-Average Grant Date Fair Value (per share)	$18.41	$—	$18.27	$—	$17.60	$18.39

A detail of Piedmont’s outstanding employee deferred stock awards as of March 31, 2013 is as follows:

Date of grant	Type of Award	Net Shares Granted (1)		Grant Date Fair Value	Vesting Schedule	Unvested Shares as of March 31, 2013
May 11, 2010	Fiscal Year 2010-2012 Performance Share Program	56,875	(2)	$28.44	Shares vest immediately upon determination of award in 2013.	5,266	(3)
May 24, 2010	Annual Deferred Stock Award	161,148		$18.71	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	52,964
May 24, 2010	One-Time Special Deferred Stock Award in Recognition of Piedmont's Initial Public Offering	40,085		$18.71	Of the shares granted, 33.33% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	17,457
April 5, 2011	Annual Deferred Stock Award	128,986		$19.40	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on April 5, 2012, 2013, and 2014, respectively.	74,470
April 5, 2011	Fiscal Year 2011-2013 Performance Share Program	—		$18.27	Shares awarded, if any, will vest immediately upon determination of award in 2014.	50,155	(4)
April 4, 2012	Annual Deferred Stock Award	209,876		$17.49	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 4, 2013, 2014, and 2015, respectively.	168,280
April 4, 2012	Fiscal Year 2012-2014 Performance Share Program	—		$17.42	Shares awarded, if any, will vest immediately upon determination of award in 2015.	—	(4)
Total						368,592

(1)	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through March 31, 2013.

(2)	Represents net shares granted as of the end of the second interim performance period ended December 31, 2011.

(3)	Calculated based on Piedmont's cumulative total stockholder return for the respective performance period through December 31, 2012.

(4)
Estimated based on Piedmont's cumulative total stockholder return for the respective performance period through March 31, 2013. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

During the three months ended March 31, 2013 and 2012, respectively, Piedmont recognized approximately $0.6 million and $0.3 million of compensation expense related to stock awards, all of which related to the amortization of nonvested shares. As of March 31, 2013, approximately $1.6 million of unrecognized compensation cost related to nonvested, annual deferred stock awards remained, which Piedmont will record in its consolidated statements of income over a weighted-average vesting period of approximately one year.